AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 1998.


                                                       REGISTRATION NOS. 2-81149
                                                                        811-3636
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549
                            ------------------------
                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |_|
                        POST-EFFECTIVE AMENDMENT No. 17                    |X|
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                               AMENDMENT No. 18                            |X|
                        (Check appropriate box or boxes)


                            ------------------------

                          THE GUARDIAN STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359

                            ------------------------

                                                         Copy to:
      Richard T. Potter, Jr., Esq.               Cathy G. O'Kelly, Esq.
       c/o The Guardian Insurance           Vedder, Price, Kaufman & Kammholz
        & Annuity Company, Inc.                 222 North LaSalle Street
         201 Park Avenue South                   Chicago, Illinois 60601
       New York, New York 10003
(Name and Address of Agent for Service)

                            ------------------------

            It is proposed that this filing will
            become effective (check appropriate box):

                  |_| immediately upon filing pursuant to paragraph (b)


                  |X| on (May 1, 1998) pursuant to paragraph (b)


                  |_| 60 days after filing pursuant to paragraph (a)(1)


                  |_| on (date) pursuant to paragraph (a)(1)


                  |_| 75 days after filing pursuant to paragraph (a)(2)

                  |_| on (date) pursuant to paragraph (a)(2) of Rule 485

            If appropriate, check the following box:

                  |_| this post-effective amendment designates a new effective
                      date for a previously filed post-effective amendment.

                            ------------------------


================================================================================

                          THE GUARDIAN STOCK FUND, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.                                 Location

Part A

Item 1.   Cover Page............................   Cover
Item 2.   Synopsis..............................   Not Applicable
Item 3.   Condensed Financial Information.......   Financial Highlights
Item 4.   General Description of Registrant.....   Cover Page; Investment
                                                      Objective and Policies;
                                                      Other Information
Item 5.   Management of the Fund................   Fund Management and the
                                                      Investment Adviser;
                                                      Performance of the Fund;
                                                      Other Information
Item 5a.  Management Discussion of Fund
            Performance.........................   Performance Results
Item 6.   Capital Stock and Other Securities....   Dividends; Distributions and
                                                      Taxes; Other Information
Item 7.   Purchase of Securities Being Offered..   Purchase and Redemption of
                                                      Shares; Calculation of Net
                                                      Asset Value
Item 8.   Redemption or Repurchase..............   Purchase and Redemption of
                                                      Shares
Item 9.   Pending Legal Proceedings.............   Not Applicable

Part B

Item 10.  Cover Page............................   Cover Page
Item 11.  Table of Contents.....................   Table of Contents
Item 12.  General Information and History.......   Not Applicable
Item 13.  Investment Objectives and Policies....   Investment Restrictions;
                                                      Special Investment
                                                      Techniques
Item 14.  Management of the Fund................   Fund Management
Item 15.  Control Persons and Principal
            Holders of Securities...............   Guardian Life and Other Fund
                                                      Affiliates
Item 16.  Investment Advisory and
            Other Services......................   Investment Adviser and Other
                                                     Services; Custodian and
                                                     Transfer Agent; Independent
                                                     Auditors and Financial
                                                     Statements
Item 17.  Brokerage Allocation..................   Portfolio Transactions and
                                                      Brokerage
Item 18.  Capital Stock and Other Securities....   Not Applicable
Item 19.  Purchase, Redemption and Pricing
            of Securities Being Offered.........   Not Applicable
Item 20.  Tax Status............................   Not Applicable
Item 21.  Underwriters..........................   Not Applicable
Item 22.  Calculations of Performance Data......   Performance Data
Item 23.  Financial Statements..................   Independent Auditors and
                                                      Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
                                   May 1, 1998
                          THE GUARDIAN STOCK FUND, INC.

      The Guardian Stock Fund, Inc. (the "Fund") is an open-end investment company (commonly known as a "mutual fund"). Its primary investment objective is long-term growth of capital. The Fund primarily invests in U.S. common stocks and securities which are convertible into such common stocks. Current income is of lesser importance; however, it is expected that long-term growth of capital will be accompanied by growth in income.

      Shares of the Fund are available in two classes: Class I shares and Class II shares. Class I shares are offered to the public only through the ownership of variable annuities and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer the Fund as an investment option through their separate accounts.

      This Prospectus sets forth important information that a contractowner should know about the investment policies and operations of the Fund before investing. This Prospectus should be retained for future reference. A Statement of Additional Information, dated May 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A free copy of the Statement of Additional Information may be obtained and further inquiries can be made by calling 1-800-221-3253 or by writing to Guardian Investor Services Corporation(R) ("GISC") at 201 Park Avenue South, New York, New York 10003. GISC is the Fund's investment adviser and the principal underwriter of GIAC's variable annuities and variable life insurance policies.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                              FINANCIAL HIGHLIGHTS

      The following table provides selected data, total returns and ratios for one Class I share of the Fund, and has been audited by Ernst & Young LLP, independent auditors. This information is supplemented by the Fund's audited financial statements, and their accompanying notes, for the year ended December 31, 1997, which appear in the Fund's 1997 Annual Report to Shareholders. This Annual Report includes further information about the Fund's 1997 performance and the unqualified report of Ernst & Young LLP on the Fund's 1997 financial statements. The 1997 Annual Report is incorporated by reference into the Statement of Additional Information. Class II shares have not been offered prior to the date of this Prospectus, and therefore no information is provided for Class II shares. Free copies of the Statement of Additional Information and the Fund's 1997 Annual Report to Shareholders may be obtained by calling 1-800-221-3253 or by writing to GISC, 201 Park Avenue South, New York, New York 10003.

      Selected data for a Class I share of capital stock outstanding throughout the years indicated:

                                                                            Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                        1997         1996           1995           1994         1993         1992         1991
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
  period .........................     $38.59       $34.72         $27.33         $29.00       $25.52       $23.28       $17.85
                                        -----       ------         ------         ------       ------       ------       ------
Income from investment
  operations
Net investment income ............       0.52         0.53           0.44           0.40         0.58         0.48         0.63
Net realized and unrealized
  gain/(loss) on investments .....      12.97         8.62           9.01          (0.77)        4.47         3.97         5.74
                                        -----       ------         ------         ------       ------       ------       ------
Net increase/(decrease) from
  investment operations ..........      13.49         9.15           9.45          (0.37)        5.05         4.45         6.37
                                        -----       ------         ------         ------       ------       ------       ------
Distributions to shareholders
Dividends from net investment
  income .........................      (0.52)       (0.54)         (0.44)         (0.40)       (0.59)       (0.48)       (0.64)
Distributions from net realized
  gain ...........................      (5.51)       (4.74)         (1.62)         (0.90)       (0.98)       (1.73)       (0.30)
                                        -----       ------         ------         ------       ------       ------       ------
Total distributions ..............      (6.03)       (5.28)         (2.06)         (1.30)       (1.57)       (2.21)       (0.94)
                                        -----       ------         ------         ------       ------       ------       ------
Net asset value, end of
  period .........................     $46.05       $38.59         $34.72         $27.33       $29.00       $25.52       $23.28
                                       ======       ======         ======         ======       ======       ======       ======
Total return* ....................      35.58%       26.90%         34.65%         (1.27%)      19.96%       20.07%       35.96%
                                       ======       ======         ======         ======       ======       ======       ======

Ratios/supplemental data:
Net assets, end of period
  (000's omitted) ................ $3,222,187   $2,226,728     $1,615,271     $1,038,991     $869,116     $537,354     $380,962
Ratio of expenses to average
  net assets .....................       0.52%        0.53%          0.53%          0.53%        0.54%        0.55%        0.56%
Ratio of net investment income
  to average net assets ..........       1.17%        1.50%          1.39%          1.49%        2.20%        2.14%        3.07%
Portfolio turnover rate ..........         51%          66%            78%            53%          45%          62%          51%
Average rate of commissions paid**    $0.0457      $0.0469             --             --           --           --           --


                                           Year Ended December 31,
--------------------------------------------------------------------------
                                         1990        1989         1988
--------------------------------------------------------------------------
Net asset value, beginning of
  period .........................     $21.39      $19.18       $16.35
                                        -----      ------       ------
Income from investment
  operations
Net investment income ............       0.69        0.84         0.52
Net realized and unrealized
  gain/(loss) on investments .....      (3.13)       3.61         2.80
                                        -----      ------       ------
Net increase/(decrease) from
  investment operations ..........      (2.44)       4.45         3.32
                                        -----      ------       ------
Distributions to shareholders
Dividends from net investment
  income .........................      (0.71)      (0.90)       (0.49)
Distributions from net realized
  gain ...........................      (0.39)      (1.34)        --
                                        -----      ------       ------
Total distributions ..............      (1.10)      (2.24)       (0.49)
                                        -----      ------       ------
Net asset value, end of
  period .........................     $17.85      $21.39       $19.18
                                       ======      ======       ======
Total return* ....................     (11.85%)     23.55%       20.37%
                                       ======      ======       ======

Ratios/supplemental data:
Net assets, end of period
  (000's omitted) ................   $256,039    $269,950     $172,900
Ratio of expenses to average
  net assets .....................       0.57%       0.57%        0.61%
Ratio of net investment income
  to average net assets ..........       3.66%       4.13%        2.88%
Portfolio turnover rate ..........         54%         38%          71%
Average rate of commissions paid**         --          --           --

--------------------------------------------------------------------------------

* Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Fund is registered with the SEC as an open-end, diversified, management investment company. The Fund's primary investment objective is to seek long-term growth of capital. Current income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth in income. The Fund's investment objective is a fundamental policy which cannot be changed without shareholder approval. There is no assurance that the Fund will meet its investment objective, and the Fund cannot eliminate the risk of loss inherent in the ownership of securities by following its investment policies.

      The Fund attempts to meet its objective by normally investing at least 80% of the value of its assets in a diversified portfolio of U.S. common stocks and convertible securities. The Fund intends to be fully invested in such securities unless cicumstances dictate otherwise.


      GISC, the Fund's investment adviser, employs a proprietary multi-factor stock scoring system to analyze and evaluate each security which the Fund may purchase, hold or sell. This stock-scoring system is based on quantitative methodologies and is used to identify those securities that represent good relative value in the marketplace and have reasonable prospects for superior relative price performance. GISC uses information from numerous sources and value, momentum and other market factors to modify and refine the stock-scoring system over time. GISC can also change the proportion of the Fund's assets which are invested in particular companies and industries based on its evaluation of the outlook for specific industries and companies and the economy.


      Convertible securities are bonds or preferred stock issues which may be converted at a specified time and price into shares of common stock of the same or different issuers. Convertible securities are typically senior to common stock in a corporation's capital structure, so they may entail less risk than common stocks. Convertible securities purchased by the Fund will primarily be rated in one of the top four rating categories established by nationally recognized statistical ratings organizations, making them investment grade. However, the Fund may acquire convertible securities without regard to their ratings. See the Statement of Additional Information.

      The Fund may also purchase readily marketable interests in real estate such as real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest in real estate. To the extent that the Fund acquires securities issued by companies engaged in the real estate business, the Fund could be affected by fluctuations in the real estate market. Real estate markets are sensitive to variations in conditions such as overall property prices, property taxes, rental income and interest rates. As with all portfolio investments, the Fund will be affected by the operations of particular real estate-related companies selected by GISC as a Fund investment.

      The Fund typically invests its available cash in repurchase agreements. In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the seller (i.e., a bank or securities dealer) to repurchase the debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents and are marked to market daily during their respective terms. Costs, delays or losses could result if the seller becomes bankrupt or is otherwise unable to repurchase a security that is subject to a repurchase agreement. To attempt to minimize this risk, the Fund's Board of Directors periodically receives and reviews information about the creditworthiness of banks and securities dealers which enter into repurchase agreements with the Fund. The Fund will not enter into a repurchase agreement which matures in more than seven days if, as a result, more than 15% of its net assets would be invested in illiquid securities.

      From time to time, the Fund may invest up to 5% of its net assets in securities of U.S. or foreign companies which are issued or settled overseas. The Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. See the Statement of Additional Information. If adverse market conditions necessitate a defensive posture, the Fund may temporarily invest some or all of its assets in debt obligations, including U.S. government securities, investment grade corporate bonds, commercial paper, repurchase agreements and cash equivalents.

Special Investment Techniques -- Options and Futures

      The Fund may, from time to time, purchase or write (sell) options on securities. The Fund normally intends to use options to attempt to hedge the value of securities in its portfolio that are involved in merger negotiations or other corporate transactions. Hedging occurs when an investment technique is used with the goal of managing or reducing risk to the Fund's portfolio. Using options as a successful hedge depends on GISC's ability to predict pertinent market movements. Incorrect predictions may make engaging in such transactions riskier to the Fund than trading in the securities that the Fund is authorized to buy and sell.

      Basically, there are two types of options: call options and put options. The purchaser of a call option acquires the right to buy a security at a fixed price during a specified period. The writer (seller) of such an option is then obligated to sell the security if the option is exercised, and bears the risk that the security's market price will increase over the purchase price set by the option. The purchaser of a put option acquires the right to sell a security at a fixed price during a specified period. The writer of such an option is then obligated to buy the security if the option is exercised, and bears the risk that the security's market price will decline from the purchase price set by the option. Options are typically purchased subject to a premium which can reduce the risks retained by the option writer.

      As the writer of a covered call option or the purchaser of a secured put option, the Fund must own securities that can be used to cover or secure any such outstanding options. The cover for a call option that is related to a foreign currency can be short-term debt securities having a value equal to the option's face that are denominated in the same currency as the call. Also, when the Fund writes a put option, it must place cash or liquid, unencumbered securities, whose value is at least equal to the exercise price of the put option, in a segregated account with its custodian, marked to market daily, in accordance with SEC guidelines. Segregating assets may limit the Fund's ability to pursue other investment opportunities while options are outstanding. Options transactions can be voluntarily terminated before the exercise or expiration of the options only by entering into closing transactions. The ability to close out an option depends, in part, upon the liquidity of the option market. If the Fund cannot close an option when it wants, it may miss alternative investment opportunities.

      Options trade on U.S. or foreign securities exchanges and in the over-the-counter ("OTC") market. Exchange listed options are three-party contracts issued by a clearing corporation. They generally have standardized prices, expiration dates and performance mechanics. In contrast, all the terms of an OTC option, including price and expiration date, are set by negotiation between the buyer and seller. The Fund could lose any premium paid for an OTC option, as well as any anticipated benefits of the transaction, if its counterparty fails to perform under the option's terms. Generally, the staff of the SEC currently requires OTC options and any assets used to cover such options to be treated as illiquid assets because OTC options may not be actively traded. Until the SEC staff revises this position, any of the Fund's OTC option transactions would be subject to a limitation on investment in illiquid securities of 15% of the Fund's net assets.

      Through the writing or purchase of securities index options, the Fund can achieve many of same objectives as through the use of options on individual securities. An option on a securities index is similar to an option on a particular security except that, rather than the right to take or make delivery of a particular security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Price movements in securities which an option holder owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, the option holder bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific stock, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. Call options written on a securities index may be covered by holding a mix of stocks which substantially replicates the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

      The Fund may also purchase or sell futures contracts, typically securities index futures contracts, in order to better manage its cash position. For example, the use of stock index futures may permit the Fund to gain rapid exposure to the equity markets following a large cash inflow into the Fund at times when it is impracticable to purchase large blocks of individual securities. The purchase of a financial futures contract may also provide the Fund with a price advantage over the direct purchase of the underlying securities, either based on a differential between the securities and the futures markets or because of the lower transaction costs that are associated with these types of instruments. The Fund may also purchase or sell options on financial futures contracts as an attempt to hedge against market risks.

      Regulations of the Commodity Futures Trading Commission limit the extent to which mutual funds may engage in futures trading. Under these regulations, the Fund may engage in futures transactions (i) for bona fide hedging purposes and (ii) for non-hedging purposes, if the aggregate initial margin and premiums paid to establish positions in futures contracts do not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on the futures contracts and related options. As stated above, the Fund intends to use futures contracts only for hedging purposes.

      The Fund may purchase and sell interest rate futures contracts and securities index futures contracts. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. The Fund may also purchase and write put and call options on financial futures contracts as an attempt to hedge against market risks.

      There are special risks associated with entering into financial futures contracts. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which the Fund invests. There is also a risk that the Fund could be unable to close a futures position when desired because there is no liquid secondary market for it. The skills needed to use financial futures contracts effectively are different from those needed to select the Fund's investments. If GISC misjudges the general direction of interest rates or markets, the Fund's overall performance may be poorer than if no financial futures contracts had been entered into. It is possible that the Fund could lose money on a financial futures contract and also on the price of related securities, adversely affecting the Fund's performance. The risk of loss in trading financial futures contracts can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. A relatively small price movement in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a futures contractholder. It is possible for a price-related loss to exceed the amount of the Fund's margin deposit.

      The risks associated with purchasing and writing put and call options on financial futures contracts can be influenced by the market for financial futures contracts. An increase in the market value of a financial futures contract on which the Fund has written an option may cause the option to be exercised. In this situation, the benefit to the Fund would be limited to the value of the exercise price of the option and, if the Fund closes out the option, the cost of entering into the offsetting transaction could exceed the premium the Fund initially received for writing the option. In addition, the Fund's ability to enter into an offsetting transaction depends upon the market's demand for such financial futures contracts. If a purchased option expires unexercised, the Fund would realize a loss in the amount of the premium paid for the option.

                   FUND MANAGEMENT AND THE INVESTMENT ADVISER

      The management and affairs of the Fund are supervised by its Board of Directors. The Board meets regularly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. The Board has nine members. Five Directors are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940 ("the 1940 Act"). The names and business experience of the Directors and officers of the Fund are set forth in the Statement of Additional Information.


      GISC serves as investment adviser and provides certain administrative services and facilities necessary to conduct the ongoing business of the Fund. GISC selects, buys and sells securities for the Fund; chooses brokers and dealers to effect the transactions; and negotiates any brokerage commissions. The Fund pays GISC an investment management fee for these services at an annual rate of 0.50% of its average daily net assets. All payments are due on a quarterly basis. The Fund also incurs other expenses, including legal fees, auditors' and custodial fees, proxy solicitation expenses, and compensation of the Directors who are not affiliates of the Fund. The Fund's overall annual expense ratio, including the management fee and other operating expenses, was 0.52% of the Fund's average daily net assets for the year ended December 31, 1997. During this period, only Class I shares were offered by the Fund. The expenses of the Class II shares of the Fund, which were not offered prior to the date of this Prospectus, will be higher to reflect the distribution fee associated with Class II shares, described below.


      GISC is located at 201 Park Avenue South, New York, New York 10003. GISC is wholly owned by GIAC, which is, in turn, wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. GISC is the investment adviser to eight of the ten series funds comprising The Park Avenue Portfolio, The Guardian Bond Fund, Inc. The Guardian Cash Fund, Inc., and The Guardian Small Cap Stock Fund, all of which are open-end management investment companies, or series thereof, and is the manager of another open-end management investment company. GISC is also the principal underwriter and distributor of The Park Avenue Portfolio and of variable annuities and variable life insurance policies issued by GIAC. See the Statement of Additional Information.


      Effective April 9, 1998, Frank J. Jones, Ph.D., President of the Fund, Larry Luxenberg, CFA, Vice President of the Fund, and John B. Murphy, CFA, Vice President of the Fund, assumed joint responsibility for the portfolio management of the Fund. Dr. Jones has served as Executive Vice President and Chief Investment Officer of The Guardian Life Insurance Company of America ("Guardian Life") since 1994. Prior thereto, he was Senior Vice President and Chief Investment Officer of Guardian Life. Mr. Murphy, who has been a Vice President, Equity Securities of The Guardian Life Insurance Company of America ("Guardian Life") since June 1997 and Second Vice President, Equity Securities prior to June 1997, has been responsible for the management of Guardian Life's convertible bond and preferred stock assets for the last eight years. He has not previously managed a registered management investment company. Mr. Luxenberg, who is a Second Vice President, Equity Securities of Guardian Life, also manages The Guardian Small Cap Stock Fund and The Guardian Park Avenue Small Cap Fund, a series of The Park Avenue Portfolio (the "Portfolio"). Mr. Luxenberg has been a securities analyst for The Guardian for the last twelve years. Mr. Luxenberg, Dr. Jones and Mr. Murphy have also assumed joint responsibility for the management of The Guardian Park Avenue Fund series of the Portfolio.

      The Class II shares of the Fund, which are offered through variable annuities and variable life insurance policies issued by insurance companies other than GIAC, bear a pro rata share of the expenses described above for Class I shares, and also bear an annual fee of 0.25% of the average daily net assets of the Class II shares. This fee is paid in accordance with a Distribution and Service Plan adopted under Rule 12b-1 under the Investment Company Act of 1940. This annual fee is used to pay for marketing and distribution expenses, and/or ongoing shareholder services, that are provided to Class II shareholders. Some or all of this fee may be paid to third parties that provide shareholder services or that offer Class II shares of the Fund.


      Like other mutual funds, financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund internally, the systems of the Fund's service providers, and related computer systems do not properly process and calculate date-related information and data beginning on January 1, 2000. Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates were encoded and calculated in these systems. GISC and the Fund's other service providers have each been actively working to change their systems, if necessary, to deal with this problem, and each expects that their respective systems will be adapted before January 1, 2000. However, there can be no assurance that these preparations will be successful.


                             PERFORMANCE OF THE FUND

      The Fund may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of the variable contracts through which the Fund is offered. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. All performance results are historical and are not representative of future results.

      Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are not annualized, show the total percentage or dollar change in value over a specified period. Promotional materials relating to the Fund's performance will always at least provide average annual total returns for each of a short (one to four years), medium (five to nine years) and long (ten years or more) period of time.

      The Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Fund may quote information from securities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed. More information about the Fund's performance is contained in the Fund's Statement of Additional Information and Annual Report. Free copies may be obtained by calling 1-800-221-3253 or by writing to GISC.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset value per share ("NAV") is determined as of the earlier of the close of trading on the New York Stock Exchange or 4:00 p.m., Eastern time, on each day on which the New York Stock Exchange is open for business. NAV is calculated by subtracting the Fund's liabilities, including expenses which are accrued daily, from its total assets and dividing the result by the number of shares outstanding. The Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities which mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value. Specific information about how the Fund values certain assets is set forth in the Statement of Additional Information.

                        PURCHASE AND REDEMPTION OF SHARES

      Fund shares are continuously offered at the then current NAV to contractowners of variable annuity contracts and variable life insurance policies offered by GIAC or other insurance companies. Contractowners acquire units in the separate accounts through which these contracts are offered which directly correspond to shares in the Fund. GIAC, or another participating insurance company, as applicable, submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions, or surrender and withdrawal requests which are furnished by such contractowners. GIAC contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, PA 18002 by first class mail or 3900 Burgess Place, Bethlehem, PA 18017 by overnight or express mail. For contracts owned through separate accounts of other insurance companies, please consult the prospectus for your variable contract to determine how to purchase or redeem shares of the Fund. Payment for redeemed shares will ordinarily be made within three (3) business days after the Fund receives a redemption order. The redemption price will be the NAV next determined after the separate account processes the contractowner's instructions or request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange is restricted, or such Exchange is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV; or as permitted by the SEC.

The accompanying prospectus for a variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will not be subject to federal income tax on net investment income and net capital gains that are distributed to the separate accounts. Each separate account reinvests all such distributions in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The Fund's Board of Directors can change this policy. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

      The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for the variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

      The foregoing is only a summary of important federal tax law provisions that can affect the Fund. Other federal, state, or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from this Fund should consult a qualified tax adviser.

                                OTHER INFORMATION


      Organization of the Fund. The Fund is a Maryland corporation which commenced operations in April

1983. The Fund has authorized capital stock of 400,000,000 shares of $0.001 par value. The Fund currently has authorized its shares in two classes, of which 300,000,000 shares are designated Class I shares and 100,000,000 shares are designated Class II shares. Unissued shares may be redesignated by the Fund's Board of Directors. Class I shares are offered through variable annuity contracts and variable life insurance policies issued by GIAC, and Class II shares are offered through variable annuity contracts and variable life insurance policies issued by other insurance companies. Each class of shares is invested in a common investment portfolio, but has a separate expense structure, as described in "Fund Management and the Investment Adviser". The Fund currently has one series fund. The Board of Directors may authorize additional classes and series of shares in the future.


      Voting Rights. Through their respective separate accounts, GIAC and other participating insurance companies are the Fund's only shareholders of record. Nevertheless, when a shareholders' meeting occurs, each insurance company solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. Each insurance company then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. Shares for which no instructions are received will be voted in the same proportion as shares for which instructions have been received. Each participating insurance company will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

      Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors. All classes of the Fund's shares are voted together as one class, unless a matter affects only the shareholders of a particular class. In those cases only the shareholders of the affected class will be eligible to vote on the matter.

      The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

      Availability Of The Fund. The Fund is only available to owners of variable annuities or variable life insurance policies issued through the separate accounts of GIAC and other insurance companies. The Fund does not currently foresee any disadvantages to the contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and its Board monitors events for the existence of any material irreconcilable conflict between or among contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. GIAC or other participating insurance companies will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

      Custodian, Transfer Agent And Dividend Paying Agent. State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

                          THE GUARDIAN STOCK FUND, INC.
                 201 Park Avenue South, New York, New York 10003

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1998
--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Stock Fund, Inc. (the "Fund") dated May 1, 1998. The Prospectus may be obtained without charge either by writing to Guardian Investor Services Corporation(R), 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Investment Restrictions.....................................................  2

Special Investment Techniques...............................................  3

Portfolio Transactions and Brokerage........................................  8

Fund Management.............................................................  8

Guardian Life and Other Fund Affiliates..................................... 14

Investment Adviser and Other Services....................................... 14

Performance Data............................................................ 15

Calculation of Net Asset Value.............................................. 17

Custodian and Transfer Agent................................................ 18

Legal Opinions.............................................................. 18

Independent Auditors and Financial Statements............................... 18

                             INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions. Investment restrictions designated as "fundamental" cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the shares of the Fund at a meeting where more than 50 percent of the outstanding voting shares are present in person or by proxy, or (b) more than 50 percent of the outstanding voting shares of the Fund. Following the list of fundamental investment restrictions are the Fund's "non-fundamental" restrictions. Non-fundamental restrictions may be changed by the Board of Directors without shareholder approval. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction.

      The following fundamental investment restrictions provide that the Fund may not:

1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940;

2. Borrow money or pledge its assets, except that the Fund may (i) borrow for temporary or emergency needs, and engage in reverse repurchase agreements, mortgage dollar rolls or other transactions which may involve a borrowing from banks or other persons, provided that the aggregate amount involved in all such transactions shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law; (ii) obtain such short-term credit as may be necessary for the clearance of transactions in portfolio securities; and (iii) purchase securities on margin to the extent permitted by applicable law;

3. Make loans to other persons except (i) loans of portfolio securities and entry into repurchase agreements to the extent permitted under applicable law; and (ii) to the extent that the purchase of debt obligations in which the Fund may invest, consistent with its investment objectives and policies, may be deemed to be loans;

4. Purchase any securities other than the obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry or group of industries;

5. Engage in the underwriting of the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of portfolio securities;

6. Purchase or sell commodities or commodity contracts, except to the extent permitted under applicable law without registration as a commodity pool operator under the Commodity Exchange Act (or any comparable registration under successor legislation);

7. Purchase, hold, sell or deal in real estate, although the Fund may (i) purchase and sell securities that are secured by real estate or interests therein; (ii) purchase and sell securities of issuers that engage in real estate operations, as well as real estate investment trusts and mortgage-related securities; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and

8. Issue any senior securities to the extent such issuance would violate applicable law.

The following non-fundamental restrictions, which may be changed by the Board of Directors without shareholder approval, provide that the Fund may not:

1. Invest in (i) securities which at the time of such investment are not readily marketable; (ii) securities restricted as to resale or other disposition; or (iii) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value), or such other percentage provided by applicable law, would then be invested in the aggregate in securities described in (i), (ii), and (iii) above. This restriction shall not apply to securities which the Board of Directors of the Fund has determined to be liquid pursuant to applicable law;

2. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law; and

3. Purchase securities for the purpose of exercising control over another company.

                          SPECIAL INVESTMENT TECHNIQUES

Convertible Securities.

      As described in the Prospectus, the Fund is permitted to invest in convertible securities. Convertible securities are bonds or preferred stock issues which may be converted at a stated price within a specified period of time into a specific number of shares of common stock of the same or a different issuer. Convertible securities also have characteristics similar to non-convertible debt securities in that they ordinarily provide income with generally higher yields than those of common stock of the same or a similar issuer. However, convertible securities are usually subordinated to non-convertible debt securities. Convertible securities carry the potential for capital appreciation should the value of the underlying common stock increase, but they are subject to a lesser risk of a decline in value, relative to the underlying common stock, due to their fixed-income nature. Due to the conversion feature, however, the interest rate or dividend rate on convertible securities is generally less than would be the case if the securities were not convertible.

      In evaluating a convertible security for the Fund, Guardian Investor Services Corporation ("GISC") looks primarily at the attractiveness of the underlying common stock and at the fundamental business strengths of the issuer. Other factors considered by GISC include the yield of the convertible security in relation to the yield of the underlying common stock, the premium over investment value and the degree of call protection.

Options on Securities.

      General. The Fund may purchase put and call options and write (sell) covered call options and secured put options. As a covered call option writer, the Fund must own securities which are acceptable for the purpose of covering any outstanding options. So long as the Fund is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in eligible securities (i.e., cash or cash equivalents). These duties reduce the Fund's flexibility to pursue other investment opportunities while options are outstanding.

      During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the writer having to deliver the underlying security to the holder of the option at the exercise price, which will likely be lower than the security's value. For the secured put writer, substantial depreciation in the value of the underlying security would result in the exercise of the option by the holder, thereby obligating the writer to purchase the underlying securities at the exercise price, which will likely exceed the security's value. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exer-cise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium. If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the investment of the premium.

      The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security which is already owned, without being required to actually sell that security. At times the Fund may seek to establish a position in securities upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

      The Fund may also write or purchase spread options, which are options for which the exercise price may be a fixed monetary spread or yield spread between the security underlying the option and another security that is used as a benchmark. Spread options involve the same risks as are associated with purchasing and selling options on securities generally, as described above. The writer (seller) of a spread option which expires unexercised realizes a gain in the amount of the premium and any interest earned on the investment of the premium. However, if the spread option is exercised, the writer will forego the potential for capital appreciation or incur an unrealized loss to the extent the market value of the underlying security exceeds or is less than the exercise price of such spread option. The purchaser of a spread option incurs costs equal to the amount of the premium paid for such option if the spread option expires unexercised, or the associated transaction costs if the purchaser closes out the spread option position.

      The Fund may purchase a put option and a call option, each with the same expiration date, on the same underlying security. The Fund will profit from the combination position if an increase or decrease in the value of the underlying security is sufficient for the Fund to profit from exercise of either the call option or the put option. Combined option positions involve higher transaction costs (because of the multiple positions taken) and may be more difficult to open and close out than other option positions.

      Options on Securities Indices. The Fund may write or purchase options on securities indices. Index options offer the Fund the opportunity to achieve many of the same objectives sought through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on the aggregate price movements in the relevant index rather than price movements in individual securities.

      Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, the Fund bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

      When the Fund writes an option on a securities index, it will be required to cover the option or to segregate assets equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the exercise price exceeds the contract value, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

      Options on securities indices involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, a purchased option may expire worthless, in which case the premium which was paid for it is lost.

Financial Futures Transactions.

      General. The Fund may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as "financial futures contracts") primarily to manage the Fund's cash position or to hedge (protect) against anticipated future changes in equity market conditions which otherwise might affect adversely the value of securities which the Fund holds or intends to purchase. A "sale" of a financial futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value called for by the contract at a specified price during a specified delivery period. A "purchase" of a financial futures contract means the undertaking of a contractual obligation to acquire the securities at a specified price during a specified delivery period.

      When the Fund enters into a financial futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a financial futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. At the time of delivery, pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. With respect to securities index futures contracts, settlement is made by means of a cash payment based on any fluctuation in the contract value since the last adjustment in the variation margin was made.

      Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when the Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

      Special Considerations Relating to Financial Futures Contracts. Financial futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if the Fund had not entered into financial futures contracts. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. There may also be an imperfect correlation between movements in prices of financial futures contracts and portfolio securities being hedged. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts, and variations in speculative market demand for financial futures contracts and securities. In addition, the market prices of financial futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and financial futures markets could result. Price distortions could also result if investors in financial futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions, which would reduce the liquidity of the futures market. In addition, because the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by the speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because there may be an imperfect correlation between movements in the prices of securities and movements in the prices of financial futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If this should occur, the Fund could lose money on the financial futures contracts and also on the value of their portfolio securities.

Regulatory Restrictions.


      To the extent required to comply with the 1940 Act and rules and interpretations thereunder, the Fund may not maintain open short positions in financial futures contracts, call options written on financial futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. When purchasing a financial futures contract or writing a put option on a financial futures contract, the Fund must segregate cash, cash-equivalents (including any margin) or liquid debt obligations equal to the market value of such contract. These cover and segregation requirements may limit the Fund's ability to pursue other investment opportunities.


      In order to comply with the Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come with the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%.

Options on Financial Futures Contracts.

      The Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the financial futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and variation margin with respect to put and call options on a financial futures contract it has written.

Foreign Securities and Forward Foreign Currency Transactions.

      From time to time, the Fund may invest in securities of domestic (U.S.) or foreign companies which are issued and settled overseas. Investing overseas involves different and additional investment risks from investing in the U.S. For example: (1) there may be less publicly available or less reliable information about foreign companies and such companies may be subject to less regulation and supervision than U.S. companies; (2) foreign stock exchanges and brokers may be subject to less governmental regulation than similar U.S. entities; (3) securities of foreign companies may be less liquid or more volatile than securities of U.S. companies; (4) foreign companies may not be subject to the same accounting, auditing, examination and recordkeeping requirements which are imposed on U.S. companies; and (5) securities issued by foreign companies may be adversely affected by political or economic unrest, restrictions on the flow of international capital, withholding taxes on interest or dividend income, expropriation, nationalization, confiscatory taxation, investment or currency exchange controls, or other foreign governmental laws or restrictions applicable to the payment of such securities. In addition, the time period for settlement of transactions in foreign securities may be longer than the corresponding period for settlement of transactions in domestic securities. It may also be more difficult to obtain and enforce judgments against foreign entities.

      The foreign securities held by the Fund may be denominated in foreign currencies and the Fund may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Fund may enter into forward foreign currency exchange contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency exchange rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Fund will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in currency exchange rates affecting the values of securities which it holds or intends to purchase. Thus, the Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

      The Fund will normally be expected to use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when the Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, the Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

      The Fund may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if the Fund holds securities denominated in a foreign currency and anticipates a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

      Upon the maturity of a forward currency transaction, the Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates the Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund will realize a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

      The use of forward currency contracts to protect the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the Fund owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the Fund will depend on the ability of the Fund's investment adviser to accurately predict future currency exchange rates.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      GISC currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GISC is also registered with the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Fund's portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Fund.


      For the years ended December 31, 1995, 1996 and 1997, the Fund paid brokerage commissions of $2,410,364, $2,630,124 and $2,742,148, respectively. Brokerage commissions increased in 1997 because the Fund experienced very favorable inflows from GIAC contractowners, which increased investment opportunities. The Fund's portfolio turnover rates for the years ended December 31, 1995, 1996 and 1997 were 78%, 66% and 51%, respectively. Changes in the Fund's portfolio turnover rate do not indicate any change in the investment policy. GISC does not participate in commissions paid by the Fund to other brokers or dealers and does not knowingly receive any reciprocal business directly or indirectly as a result of paying commissions to other brokers or dealers.


                                 FUND MANAGEMENT

      The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Fund, (2) The Guardian Bond Fund, Inc., (3) The Guardian Cash Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series) and (5) GIAC Funds, Inc. (formerly GBG Funds, Inc.) (a series fund that issues its shares in three series).

Name and Address                     Title                 Business History
----------------                     -----                 ----------------



JOHN C. ANGLE* (74)                Director            Retired. Former Chairman
3800 South 42nd Street                                 of the Board and Chief
Lincoln, Nebraska 68506                                Executive Officer, The
                                                       Guardian Life Insurance
                                                       Company of America;
                                                       Director 1/78-present.
                                                       Director (Trustee) of
                                                       Guardian Investor
                                                       Services Corporation from
                                                       6/82-2/96 and The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


JOSEPH A. CARUSO (46)              Secretary           Vice President and
                                                       Corporate Secretary, The
                                                       Guardian Life Insurance
                                                       Company of America
                                                       3/96-present; Second Vice
                                                       President and Corporate
                                                       Secretary 1/95-2/96;
                                                       Corporate Secretary prior
                                                       thereto. Vice President
                                                       and Secretary, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       and Guardian Investor
                                                       Services Corporation.
                                                       Secretary, Guardian Asset
                                                       Management Corporation,
                                                       Park Avenue Life
                                                       Insurance Company,
                                                       Guardian Baillie Gifford
                                                       Limited and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.


FRANK J. FABOZZI, PH.D. (49)       Director            Adjunct Professor of
858 Tower View Circle                                  Finance, School of
New Hope, Pennsylvania 18938                           Management -- Yale
                                                       University 2/94-present;
                                                       Visiting Professor of
                                                       Finance and Accounting,
                                                       Sloan School of
                                                       Management --
                                                       Massachusetts Institute
                                                       of Technology prior
                                                       thereto. Editor, Journal
                                                       of Portfolio Management.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       closed-end investment
                                                       companies sponsored by
                                                       Blackstone Financial
                                                       Management.

ARTHUR V. FERRARA* (67)            Director            Retired. Chairman of the
70 Baldwin Farms South                                 Board and Chief Executive
Greenwich, CT 06831                                    Officer, The Guardian
                                                       Life Insurance Company of
                                                       America 1/93-12/95;
                                                       President and Chief
                                                       Executive Officer prior
                                                       thereto; Director
                                                       1/81-present. Director
                                                       (Trustee) of Guardian
                                                       Investor Services
                                                       Corporation, Guardian
                                                       Asset Management
                                                       Corporation, The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc. and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

LEO R. FUTIA* (78)                 Director            Retired. Former Chairman
18 Interlaken Road                                     of the Board and Chief
Greenwich, Connecticut 06830                           Executive Officer, The
                                                       Guardian Life Insurance
                                                       Company of America;
                                                       Director 5/70-present.
                                                       Director (Trustee) of The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Investor
                                                       Services Corporation, and
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       mutual funds sponsored by
                                                       Value Line, Inc.

WILLIAM W. HEWITT, JR. (69)        Director            Retired. Former Executive
P.O. Box 2359                                          Vice President, Shearson
Princeton, New Jersey 08543                            Lehman Brothers, Inc.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


THOMAS R. HICKEY, JR. (45)         Vice President      Vice President, Equity
                                                       Operations, The Guardian
                                                       Life Insurance Company of
                                                       America. Vice President,
                                                       Administration, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.
                                                       Senior Vice President,
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Officer of various mutual
                                                       funds within the Guardian
                                                       Fund Complex.

FRANK J. JONES, PH.D. (59),        President           Executive Vice President
                                                       and Chief Investment
                                                       Officer, The Guardian
                                                       Life Insurance Company of
                                                       America 1/94-present;
                                                       Senior Vice President and
                                                       Chief Investment Officer
                                                       prior thereto. Executive
                                                       Vice President and Chief
                                                       Investment Officer and
                                                       Director, The Guardian
                                                       Insurance & Annuity
                                                       Company, Inc. Executive
                                                       Vice President and Chief
                                                       Investment Officer, Park
                                                       Avenue Life Insurance
                                                       Company. Director and
                                                       President, Guardian Asset
                                                       Management Corporation.
                                                       Director, Guardian
                                                       Investor Services
                                                       Corporation and Guardian
                                                       Baillie Gifford Limited.
                                                       Officer of various mutual
                                                       funds within the Guardian
                                                       Fund Complex.


----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

ANN T. KEARNEY (46)                Controller          Second Vice President,
                                                       Group Pensions, The
                                                       Guardian Life Insurance
                                                       of America 1/95 to
                                                       present; Assistant Vice
                                                       President and Equity
                                                       Controller 6/94-12/94;
                                                       Assistant Controller
                                                       prior thereto. Second
                                                       Vice President of the
                                                       Guardian Insurance &
                                                       Annuity Company, Inc. and
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Controller of various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

SIDNEY I. LIRTZMAN, PH.D. (67)     Director            Professor of Management
38 West 26th Street                                    9/67-present and Acting
New York, New York 10010                               Dean of the School of
                                                       Business Management
                                                       2/95-present, City
                                                       University of New York --
                                                       Baruch College.
                                                       President, Fairfield
                                                       Consulting Associates,
                                                       Inc.; Director (Trustee)
                                                       of various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


LAWRENCE A. LUXENBERG (42)         Vice President      Second Vice President,
                                                       Equity Securities, The
                                                       Guardian Life Insurance
                                                       Company of America
                                                       1/97-present; Assistant
                                                       Vice President, Equity
                                                       Securities, prior
                                                       thereto. Officer of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.





JOHN B. MURPHY (53)                Vice President      Vice President, Equity
                                   and Treasurer       Securities, The Guardian
                                                       Life Insurance Company of
                                                       America, since 6/97;
                                                       Second Vice President
                                                       prior thereto. Officer of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.


FRANK L. PEPE (55)                 Vice President      Vice President and Equity
                                                       Controller, The Guardian
                                                       Life Insurance Company of
                                                       America 1/96-present;
                                                       Second Vice President and
                                                       Equity Controller prior
                                                       thereto. Vice President
                                                       and Controller, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc. and
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Officer of various mutual
                                                       funds within the Guardian
                                                       Fund Complex.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

RICHARD T. POTTER, JR. (43)        Counsel             Vice President and Equity
                                                       Counsel, The Guardian
                                                       Life Insurance Company of
                                                       America 1/96-present;
                                                       Second Vice President and
                                                       Equity Counsel prior
                                                       thereto. Counsel, The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Investor
                                                       Services Corporation,
                                                       Guardian Asset Management
                                                       Corporation and various
                                                       mutual funds within the
                                                       Guardian Fund Complex.

JOSEPH D. SARGENT*. (60)           Director            President, Chief
                                                       Executive Officer and
                                                       Director, The Guardian
                                                       Life Insurance Company of
                                                       America, since 1/96;
                                                       President and Director
                                                       prior thereto. Director,
                                                       President and Chief
                                                       Executive Officer of The
                                                       Guardian Insurance &
                                                       Annuity Company, Inc.,
                                                       Guardian Asset Management
                                                       Corporation and Park
                                                       Avenue Life Insurance
                                                       Company. Director,
                                                       Guardian Investor
                                                       Services Corporation.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

CARL W. SCHAFER (62)               Director            President, Atlantic
P.O. Box 1164                                          Foundation (charitable
Princeton, New Jersey 08542                            foundation supporting
                                                       mainly oceanographic
                                                       exploration and
                                                       research). Director of
                                                       Roadway Express
                                                       (trucking), Evans
                                                       Systems, Inc. (a motor
                                                       fuels, convenience store
                                                       and diversified company),
                                                       Hidden Lake Gold Mines
                                                       Ltd. (gold mining),
                                                       Electronic Clearing
                                                       House, Inc. (financial
                                                       transactions processing),
                                                       Wainoco Oil Corporation
                                                       and Nutraceutrix Inc.
                                                       (biotechnology). Chairman
                                                       of the Investment
                                                       Advisory Committee of the
                                                       Howard Hughes Medical
                                                       Institute 1985-1992.
                                                       Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex. Director
                                                       (Trustee) of various
                                                       mutual funds sponsored by
                                                       Mitchell Hutchins Asset
                                                       Management, Inc. and
                                                       PaineWebber, Inc.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

Name and Address                     Title                 Business History
----------------                     -----                 ----------------

ROBERT G. SMITH, PH.D. (65)        Director            President, Smith
132 East 72nd Street                                   Affiliated Capital Corp.
New York, New York 10028                               Director (Trustee) of
                                                       various mutual funds
                                                       within the Guardian Fund
                                                       Complex.

      The Fund pays Directors who are not "interested persons" directors' fees of $350 per meeting and an annual retainer of $500. Directors who are "interested persons," except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund.


      Each Fund Director is also a director of The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., and GIAC Funds, Inc. (formerly GBG Funds, Inc.), a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund, and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Fund and the other funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Fund Complex to the Fund's Directors for the year ended December 31, 1997.


                               Compensation Table*

                                                                                        Total Compensation
                                Aggregate       Accrued Pension or       Estimated       from the Fund and
                              Compensation      Retirement Benefits   Annual Benefits    Other Members of
Name and Title               From the Fund**     Paid by the Fund     Upon Retirement   the Fund Complex**
--------------               ---------------     ----------------     ---------------   ------------------


Frank J. Fabozzi
  Director                       $2,500                 N/A                  N/A             $42,667

William W. Hewitt, Jr.
  Director                        2,500                 N/A                  N/A              42,667

Sidney I. Lirtzman
  Director                        2,500                 N/A                  N/A              42,667

Carl W. Schafer
  Director                        2,500                 N/A                  N/A              42,667

Robert G. Smith
  Director                        2,500                 N/A                  N/A              42,667


* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.
** Includes compensation paid to attend meetings of the Board's Audit
   Committee.

      The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 1998.

----------
* Director who is deemed to be an "interested person" under the 1940 Act.

                     GUARDIAN LIFE AND OTHER FUND AFFILIATES

      As of April 1, 1998, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 201 Park Avenue South, New York, New York 10003.

                      INVESTMENT ADVISER AND OTHER SERVICES

      Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GISC has also agreed to assume those operating expenses of the Class I shares of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the year ended December 31, 1997, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.


      For the years ended December 31, 1995, 1996 and 1997, the Fund paid GISC $6,731,656, $9,077,501 and $13,778,322, respectively, under the investment advisory agreement.


      The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Stock Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Stock Fund, Inc."

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

      Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund's Class II shares are authorized to pay a monthly 12b-1 fee at an annual rate of up to 0.25% of average daily net assets of the Class II shares as compensation for distribution and shareholder servicing provided to Class II shareholders of the Fund. The 12b-1 fee may be paid to third parties which may enter into agreements with GIAC to offer Class II shares of the Fund under variable contracts issued by insurance companies other than GIAC. Under the 12b-1 Plan, the fee may be used to pay for communications equipment charges, printing prospectuses, statements of additional information and reports for prospective shareholders, the costs of printing sales literature and advertising materials, training and educating sales personnel and other distribution-related overhead.

      The Fund, on behalf of the Class II shares, has entered into a Distribution Agreement with GISC to effectuate the 12b-1 Plan. The Fund does not pay GISC any additional amount under the Distribution Agreement. Shareholders are not responsible for any additional fee if the 12b-1 fee is not sufficient to pay all the distribution expenses of the Class II shares. Any such excess will be paid by GISC, and will not be carried forward and assessed against the 12b-1 fees due in succeeding years. Similarly, if the 12b-1 fee is greater than the amounts spent in any year on distribution-related services on behalf of the Class II shares,

GISC is entitled to retain the excess. The Fund's Board of Directors may negotiate changes to the 12b-1 Plan to reduce the amount of the 12b-1 fee or to add services, or the Board may determine that the excess is justifiable in the circumstances.

      The 12b-1 Plan specifically provides that while it is in effect, the selection and nomination of the Fund's Board who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, shall be made solely at the discretion of the Directors who are not interested persons of the Fund. The fees to be paid under the 12b-1 Plan may not be materially changed without approval by vote of: (1) a majority of the Board; (2) a majority of the Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or related agreements ("Independent Directors"); and (3) a majority of the Fund's outstanding voting Class II shares, as defined in the 1940 Act.

      The 12b-1 Plan will continue from year to year if such continuance is specifically approved by vote of the Board, and by vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan.

                                PERFORMANCE DATA


      As described in the Prospectus, the Fund may state its cumulative total return and average annual total return in advertisements, sales materials and communications with existing or prospective owners of variable contracts. "Cumulative total returns" and "average annual total returns" measure both net investment income and realized and unrealized appreciation or depreciation for a specified period, assuming reinvestment of capital gains distributions and income dividends. Average annual total returns are annualized, so they show the average annual percentage change over the specified period. Cumulative total returns are not annualized, so they show the aggregate percentage or dollar value change over the specified period. Because Class II shares had not commenced operations prior to May 1, 1998, no information is provided for Class II shares.


      The tables below show the Fund's returns (Class I shares only) for the periods noted. These figures reflect the reinvestment of all capital gains distributions and income dividends paid by the Fund, and the deduction of all Fund expenses. The actual returns for owners of variable annuities or variable life insurance policies will be lower to reflect the effects of charges deducted under the terms of the specific contracts.

                                         Guardian
                                        Stock Fund
      Year Ended December 31,          Total Return
      ______________________            ___________
      1983*.......................        10.28 %
      1984........................        10.79 %
      1985........................        32.01 %
      1986........................        17.10 %
      1987........................         1.87 %
      1988........................        20.37 %
      1989........................        23.55 %
      1990........................       (11.85)%
      1991........................        35.96 %
      1992........................        20.07 %
      1993........................        19.96 %
      1994........................        (1.27)%
      1995........................        34.65 %
      1996........................        26.90 %
      1997........................        35.58 %
                                                                  Cumulative and
                                                                  Average Annual
      Period Ended December 31, 1997                               Total Returns
      -----------------------------                                ------------
      Lifetime Total Return of the Fund*........................    1,029.81%
        Average Annual Lifetime Total Return of the Fund........       17.91%
      Ten-Year Total Return.....................................      487.19%
        Average Annual Ten-Year Total Return....................       19.37%
      Five-Year Total Return....................................      174.37%
        Average Annual Five-Year Total Return...................       22.37%
      One-Year Total Return.....................................       35.58%


----------
* Beginning April 13, 1983 (commencement of Fund's investment operations).

      Stock prices fluctuated during the periods covered by the tables and the results illustrated above are not representative of future performance.

      The Fund uses the following standardized formula prescribed by the SEC to compute its average annual total return.

                                 P(1 + T)^n = ERV
      Where:   P     = a hypothetical initial purchase order of $1,000 (No
                       sales load is deducted as Fund shares are sold at net asset value
               T     = average annual total return
               n     = number of years
               ERV   = ending redeemable value of the hypothetical $1,000
                       purchase at the end of the period

      Total return is calculated in a similar manner, except the results are not annualized.

      The following example shows the average annual total return performance of the Class I shares of the Fund for the periods indicated by showing the average annual percentage change for each period and the ending redeemable value of a $1,000 investment. The example takes into account all Fund expenses and assumes reinvestment of all capital gains distributions and income dividends, but does not take into account charges deducted under the terms of a shareholder's variable contracts or federal income taxes and tax penalties that may be incurred when distributions are made from such variable contracts.

                                                            % Change     ERV
                                                            ---------    ----
      For the year ended December 31, 1997................    35.58%   $1,355.80
      For the 5 years ended December 31, 1997.............    22.37%   $2,743.70
      For the 10 years ended December 31, 1997............    19.37%   $5,871.90
      For the life of the Fund through December 31, 1997..    17.91%  $11,298.10


      The Fund may also compare its performance to that of other mutual funds with similar investment objectives or programs and may quote information from financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

      Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Fund are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of specific variable contracts.

      The Fund's performance figures are based upon historical results and do not represent future performance. Returns on net asset value will fluctuate. Factors affecting the Fund performance include general market conditions, operating expenses and investment management. Shares of the Fund are redeemable on behalf of contractowners at net asset value, which may be more or less than original cost.

                         CALCULATION OF NET ASSET VALUE

      The Fund's net asset value per share is determined as of the earlier of 4:00 p.m. Eastern time or the close of trading on the NYSE on each day on which the NYSE is open for business. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, dividing the remainder by the number of shares outstanding and adjusting the results to the nearest full cent per share.

      The calculation of the Fund's net asset value may not occur contemporaneously with the determination of the value of any foreign securities included in such calculation because trading on foreign exchanges may not take place every day the NYSE is open and the NYSE may be closed when foreign exchanges are open for business.

      Securities Valuations. Securities which are listed or traded on any U.S. or foreign securities exchange or on the NASDAQ National Market System are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Where a security is traded on more than one exchange, the security is valued on the exchange on which it is principally traded unless it was not traded on that exchange on the date in question. In such cases, the last sale price of the security on other exchanges shall be used. Securities traded both on an exchange and in the over-the-counter markets will be valued according to the broadest and most representative market. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked price in the over-the-counter market. Certain debt securities may be valued each business day by an independent pricing service ("Service"). Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service from dealers in such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices for securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Certain debt securities, including securities for which market quotations are not readily available, such as illiquid securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Repurchase agreements are carried at cost which approximates market value.

                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Fund have been approved by or under the direction of the Board in accordance with regulations under the 1940 Act.

      To the extent required by the SEC, the Board will review whether it is in the best interest of the Fund and its shareholders to maintain Fund assets in each foreign custodial institution. However, there can be no assurance that the Fund will not be adversely affected by any non-investment risks associated with holding assets abroad. Such risks may be greater than those associated with holding assets in the U.S.

      State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the separate accounts which invest in the Fund's shares on behalf of variable contractowners.

      State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

                                 LEGAL OPINIONS

      The legality of the Fund shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel of the Fund. Federal securities law matters relating to the Fund have been passed upon by the law firm of Vedder, Price, Kaufman & Kammholz of Chicago, Illinois.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      The independent auditors of the Fund are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audited and reported on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 1997. That Annual Report is incorporated by reference in this Statement of Additional Information.

                          THE GUARDIAN STOCK FUND, INC.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits


(a)   Financial Statements (incorporated by reference in Part B):
      Schedule of Investments as of December 31, 1997
      Statement of Assets and Liabilities as of December 31, 1997
      Statement of Operations for the Year Ended December 31, 1997
      Statement of Changes in Net Assets for the Years Ended December 31, 1997
          and 1996
      Financial Highlights
      Notes to Financial Statements
      Report of Ernst & Young LLP, Independent Auditors


(b)   Exhibits
      Number      Description
      --------    -----------


       1     -- Form of Amendment and Restatement of Articles of Incorporation
                (3)
       2     -- By-Laws(3)
       3     -- Not Applicable
       4     -- Not Applicable
       5     -- Investment Advisory Agreement(3)
       6(a)  -- Selected Dealers Agreement(1)
       6(b)  -- Distribution Agreement(1)
       7     -- Not Applicable
       8     -- Custodian Agreement and Amendment to Custodian Agreement(3)
       9     -- Transfer Agency Agreement(3)
       10(a) -- Opinion and Consent of Counsel
       10(b) -- Consent of Counsel
       11(a) -- Consent of Ernst & Young LLP
       11(b) -- Consent of Vedder, Price, Kaufman & Kammholz
       12    -- Not Applicable
       13    -- Letter from The Guardian Insurance & Annuity Company, Inc. with respect to providing the initial capital for the Registrant(1)
       14    -- Not Applicable
       15    -- Not Applicable
       16(a) -- Powers of Attorney executed by a majority of the Board of
                Directors and certain principal officers of the Fund
       16(b) -- Power of Attorney executed by Frank J. Fabozzi(2)
       16(c) -- Power of Attorney executed by Joseph D. Sargent(2)
       16(d) -- Power of Attorney executed by Carl W. Schafer(2)
       27    -- Financial Data Schedule

----------
(1.) Incorporated by reference to Registrant's filing (Reg. No. 2-81149) of March 29, 1983.
(2.) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 23, 1997.
(3.) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on February 27, 1998.

Item 25. Persons Controlled by or Under Common Control with Registrant

      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of February 1, 1998:

                                                                 Percentage of
                                     State of Incorporation    Voting Securities
              Name of Entity             or Organization             Owned
               ------------            ------------------        -------------
The Guardian Insurance &                    Delaware                 100%
 Annuity Company, Inc.
Guardian Asset Management                   Delaware                 100%
 Corporation
Park Avenue Life                            Delaware                 100%
 Insurance Company
Guardian Reinsurance                       Connecticut               100%
 Services Inc.
Physicians Health                           Delaware                  14%
 Services, Inc.
Private Healthcare                          Delaware                  14%
 Systems, Inc.
Managed Dental                             California                100%
 Care, Inc.
The Guardian Baillie Gifford              Massachusetts               30%
  International Fund
The Guardian Investment                   Massachusetts               52%
 Quality Bond Fund
Baillie Gifford                             Maryland                  15%
 International Fund
Baillie Gifford Emerging                    Maryland                  23%
 Markets Fund
The Guardian Tax-Exempt Fund              Massachusetts               86%
The Guardian Asset                        Massachusetts               17%
 Allocation Fund
The Guardian Park Avenue
 Small Cap Fund                           Massachusetts               57%

      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of February 1, 1998:

                                                                 Approximate
                                                            Percentage of Voting
                                                              Securities Owned
                                   Place of Incorporation     by Guardian Life
              Name of Entity           or Organization           Affiliates
               ------------          -------------------       --------------
Guardian Investor Services                New York                  100%
 Corporation
Guardian Baillie Gifford Limited          Scotland                   51%
The Guardian Cash Fund, Inc.              Maryland                  100%
The Guardian Bond Fund, Inc.              Maryland                  100%
The Guardian Stock Fund, Inc.             Maryland                  100%
GIAC Funds, Inc.                          Maryland                  100%

Item 26. Number of Holders of Securities


                                                        Number of Record Holders
                    Title of Class                       as of February 1, 1998
                      -----------                        ----------------------
                     Capital Stock                                  11


Item 27. Indemnification


      Reference is made to Registrant's Amended and Restated Articles of Incorporation which have been filed as Exhibit Number 1 to Post-Effective Amendment No. 17 to the Registration Statement and are incorporated herein by reference.

Item 28. Business and Other Connections of Investment Adviser


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and six of the eight currently operating series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund and The Guardian Asset Allocation Fund, and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC's principal business address is 201 Park Avenue South, New York, New York 10003. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K and The Guardian Separate Account M are all unit investment trusts registered under the Investment Company Act of 1940, as amended.


      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 201 Park Avenue South, New York, New York 10003.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------



Philip H. Dutter     Director                 Independent Consultant
                                              (self-employed). Director: The
                                              Guardian Life Insurance Company of
                                              America. Director: The Guardian
                                              Insurance & Annuity Company, Inc.

William C. Warren    Director                 Retired.
                                              Director: The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Arthur V. Ferrara    Director                 Retired. Chairman of the Board and
                                              Chief Executive Officer: The
                                              Guardian Life Insurance Company of
                                              America until 12/95. Director
                                              (Trustee) of The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              and various Guardian-sponsored
                                              mutual funds.


John M. Smith        President &              Executive Vice President: The
                     Director                 Guardian Life Insurance Company of
                                              America. Executive Vice President
                                              and Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              Director: Guardian Baillie Gifford
                                              Limited* and Guardian Asset
                                              Management Corporation. President:
                                              GIAC Funds, Inc.


Leo R. Futia         Director                 Director: The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc.
                                              Director/Trustee of various
                                              Guardian-sponsored mutual funds.
                                              Director/Trustee of various mutual
                                              funds sponsored by Value Line,
                                              Inc.**

Peter L. Hutchings   Director                 Executive Vice President and Chief
                                              Financial Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director: The Guardian Insurance &
                                              Annuity Company, Inc. Director:
                                              Guardian Asset Management
                                              Corporation.


Ryan W. Johnson      Senior Vice President    Vice President, Equity Sales:
                     and National Sales       The Guardian Life Insurance
                     Director                 Company of America since 3/98;
                                              Second Vice President, Equity
                                              Sales prior thereto.


----------
* Principal business address:1 Rutland Court, Edinburgh EH#3 8EY, Scotland. ** Principal business address:711 Third Avenue, New York, NY 10017.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Frank J. Jones       Director                 Executive Vice President and Chief
                                              Investment Officer: The Guardian
                                              Life Insurance Company of America.
                                              Director, Executive Vice President
                                              and Chief Investment Officer: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Director: Guardian
                                              Asset Management Corporation and
                                              Guardian Baillie Gifford Limited.*
                                              Officer of various
                                              Guardian-sponsored mutual funds.


Joseph D. Sargent    Director                 President, Chief Executive Officer
                                              and Director: The Guardian Life
                                              Insurance Company of America.
                                              President, Chief Executive Officer
                                              and Director: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and Park Avenue Life Insurance
                                              Company. Director: Guardian Asset
                                              Management Corporation and Park
                                              Avenue Life Insurance Company.
                                              Director: Guardian Baillie Gifford
                                              Limited.* Chairman and Director of
                                              various Guardian-sponsored mutual
                                              funds.

Thomas R. Hickey,    Senior Vice President    Vice President, Equity Operations:
Jr.                                           The Guardian Life Insurance
                                              Company of America. Vice
                                              President, Administration: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of various
                                              Guardian-sponsored mutual funds.




----------
**Principal business address:1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Frank L. Pepe        Vice President &         Vice President and Equity
                     Controller               Controller:  The Guardian Life
                                              Insurance Company of America.
                                              Vice President and Controller: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of various
                                              Guardian-sponsored mutual funds.

Richard T. Potter,   Vice President and       Vice President and Equity Counsel:
Jr.                  Counsel                  The Guardian Life Insurance
                                              Company of America. Counsel:
                                              The Guardian Insurance & Annuity
                                              Company, Inc., Guardian Asset
                                              Management Corporation and various
                                              Guardian-sponsored mutual funds.

Donald P. Sullivan,  Vice President           Second Vice President: The
Jr.                                           Guardian Life Insurance Company of
                                              America. Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc.


Kevin S. Alter       Second                   Director, Broker-Dealer
                     Vice President           Operations: The Guardian Life
                                              Insurance Company of America.


Ann T. Kearney       Second Vice              Second Vice President: Group
                     President                Pensions: The Guardian Life
                                              Insurance Company of America.
                                              Second Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc.

Alexander M. Grant,  Second Vice              Second Vice President:
Jr.                  President                Investments: The Guardian Life
                                              Insurance Company of America since
                                              1/97; Assistant Vice President
                                              prior thereto. Officer of various
                                              Guardian-sponsored mutual funds.

Peggy L. Coppola     Second Vice President    Assistant Vice President, Equity
                                              Sales, The Guardian Life Insurance
                                              Company of America. Second Vice
                                              President, The Guardian Insurance
                                              & Annuity Company, Inc.


Earl Harry           Treasurer                Treasurer: The Guardian Life
                                              Insurance Company of America since
                                              7/96, Assistant Treasurer prior
                                              thereto. Treasurer, The Guardian
                                              Insurance &Annuity Company, Inc.

                                                  Other Substantial Business,
           Name      Position(s) with GISC    Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------


Joseph A. Caruso     Vice Presient and        Vice President and Secretary, The
                     Secretary                Guardian Life Insurance Company of
                                              America since 3/96; Second Vice
                                              President and Secretary prior
                                              thereto. Secretary: The Guardian
                                              Insurance & Annuity Company, Inc.,
                                              Guardian Asset Management
                                              Corporation, various
                                              Guardian-sponsored mutual funds.


Item 29. Principal Underwriters


      (a) GISC is the principal underwriter and distributor of the eight operational series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.


      (b) The principal business address of the officers and directors of GISC listed below is 201 Park Avenue South, New York, New York 10003.

                                 Position(s)                     Position(s)
       Name                   with Underwriter                 with Registrant
       -----                   ---------------                  -------------


John M. Smith               President & Director                  None
Arthur V. Ferrara           Director                              Director
Leo R. Futia                Director                              Director
Peter L. Hutchings          Director                              None
Philip H. Dutter            Director                              None
William C. Warren           Director                              None
Joseph D. Sargent           Director                              Director
Frank J. Jones              Director                              President
Ryan W. Johnson             Vice President and                    None
                             National Sales Director
Frank L. Pepe               Vice President & Controller           Vice President
Thomas R. Hickey, Jr.       Vice President                        Vice President
Richard T. Potter, Jr.      Vice President and Counsel            Counsel
Donald P. Sullivan, Jr.     Vice President                        None
Ann T. Kearney              Second Vice President                 Controller
Alexander M. Grant, Jr.     Second Vice President                 Treasurer
Kevin S. Alter              Second Vice President                 None
Donald P. Sullivan, Jr.     Second Vice President                 None
Peggy L. Coppola            Second Vice President                 None
Earl Harry                  Treasurer                             None
Joseph A. Caruso            Vice President and Secretary          Secretary


      (c) Not Applicable.

Item 30. Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

      None.

Item 32. Undertakings

      Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      Registrant hereby undertakes to furnish upon request and without charge, a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Stock Fund, Inc., certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of April, 1998.


                                        THE GUARDIAN STOCK FUND, INC.


                                        By /s/ THOMAS R. HICKEY, JR.
                                           ------------------------------
                                             Thomas R. Hickey, Jr.
                                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/FRANK J. JONES*                            President
-------------------------------------
  Frank J. Jones                              (Principal Executive Officer)


/s/ALEXANDER M. GRANT*                        Treasurer
-------------------------------------
  Alexander M. Grant                          (Principal Financial Officer)


/s/FRANK L. PEPE*                             Controller
-------------------------------------
  Frank L. Pepe                               (Principal Accounting Officer)


/s/JOHN C. ANGLE*                             Director
-------------------------------------
  John C. Angle


/s/FRANK J. FABOZZI                           Director
-------------------------------------
  Frank J. Fabozzi


/s/ARTHUR V. FERRARA*                         Director
-------------------------------------
Arthur V. Ferrara


/s/LEO R. FUTIA*                              Director
-------------------------------------
  Leo R. Futia


/s/WILLIAM W. HEWITT, JR.*                    Director
-------------------------------------
 William W. Hewitt, Jr.


/s/SIDNEY I. LIRTZMAN*                        Director
-------------------------------------
 Sidney I. Lirtzman


/s/JOSEPH D. SARGENT*                         Director
-------------------------------------
  Joseph D. Sargent


/s/CARL W. SCHAFER*                           Director
-------------------------------------
  Carl W. Schafer


/s/ROBERT G. SMITH*                           Director
-------------------------------------
  Robert G. Smith


*By  /s/ THOMAS R. HICKEY, JR.                           Date: April 27, 1998
-------------------------------------
   Thomas R. Hickey, Jr.
      Vice President
 Pursuant to a Power of Attorney

                          THE GUARDIAN STOCK FUND, INC.

                                  Exhibit Index

          Number             Description
          ------             -----------




          10(a)       Opinion and Consent of Counsel


          10(b)       Consent of Counsel


          11(a)       Consent of Ernst & Young LLP


          11(b)       Consent of Vedder, Price,
                      Kaufman & Kammholz


          16(a)       Powers of Attorney

          27          Financial Data Schedule